Note 24 - Employee Benefits - Asset Ceiling (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Balance	R$ 2,648.2	R$ 2,279.3
Balance	3,510.3	2,648.2	R$ 2,279.3
Effect of asset ceiling [member]
Statement Line Items [Line Items]
Balance	56.2	64.3	58.4
Acquisitions through shareholding exchange transaction			(4.9)
Interest income	12.2	6.9	4.2
Change in asset ceiling excluding amounts included in interest income/(expenses)	(48.9)	(9.6)	(0.6)
Effect of exchange rate fluctuations	14.1	1.9	7.2
Other		(7.3)
Balance	R$ 33.6	R$ 56.2	R$ 64.3